Loans and Allowance for Credit Losses (Components of Investment in Direct Financing Leases) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Financing leases, net investment in direct financing leases:
Minimum lease payments receivable	¥ 1,922,339
Estimated residual values of leased property	27,468
Less—unearned income	(299,283)
Net investment in direct financing leases	¥ 1,650,524